Contingent Liability	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Contingent Liability

(12) Contingent Liability

In March of 2011, the Company accomplished the acquisition of 100% of HighCom Security, Inc. As part of the consideration given, the Company agreed to an earn-out consisting of up to $100,000 in cash and up to 35,000,000 shares of common stock based on a pro-rata basis if revenue were to reach certain goals.  BlastGard management believed that a portion of the revenue goals were very achievable and valued the contingent consideration at 68% of the market price at the time of the agreement. The balance accrued as a contingent liability pursuant to this transaction as of June 30, 2013 and December 31, 2012 was $1,170,081 and $1,170,081respectively.

The earn-out calculations took into consideration multiple target dates for achievement of the revenue goals forecasted. As of the date of this filing, the final earn-out date of July 25, 2013 has passed, and the final calculation relative to the cash and shares earned consists of $6,308 and a total of 11,076,953 shares, of which when issued will satisfy this obligation in full. None of these items have been issued as of the date of this report.